CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 13,650,703	$ 7,723,067
Cost of revenues	(12,437,327)	(6,575,581)
Gross profit	1,213,376	1,147,486
Operating expenses:
Selling expenses	(27,698)	(128,411)
General and administrative expenses	(1,226,826)	(672,320)
Research and development expenses	(347,464)	(164,719)
Total operating expenses	(1,601,988)	(965,450)
Income (loss) from operations	(388,612)	182,036
Other income (expenses):
Interest expense	(70,036)	(49,307)
Government subsidy income	1,165,091	724,405
Interest income	500,207	159
Other (expense) income	(12,757)	5,178
Total other income, net	1,582,505	680,435
Income before income taxes	1,193,893	862,471
Provision for income taxes	(193,107)	(131,903)
Net income	1,000,786	730,568
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares		(975,000)
Net income (loss) attributable to Shareholders	1,000,786	(244,432)
Net income	1,000,786	730,568
Other comprehensive income:
Foreign currency translation gain	1,208,367	529,680
Comprehensive income	$ 2,209,153	$ 1,260,248
Earnings per share - basic	$ 0.05	$ 0.06
Earnings per share - diluted	$ 0.05	$ 0.06
Weighted average shares outstanding - basic	20,319,276	11,684,066
Weighted average shares outstanding - diluted	20,319,276	11,684,066